Other non-current receivables	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Other non-current receivables

17. Other non-current receivables

	2025	2024
Promissory note	27,990	24,867
Long-term prepaid expenses	13,485	14,634
Derivatives	4,375	125
Deposits	1,007	1,024
Other receivables	135	3,681
Total	46,992	44,331

The promissory note is part of the purchase price from selling the manufacturing facilities in Ogden, Utah and Dallas-Fort Worth, Texas during 2023. The note has a maturity date of May 31, 2028. The nominal interest rate is 8% for the first year and then increases by 200 basis points each year. The interest is capitalized semi-annually, and the effective interest rate is 12.56%.

Long-term prepaid expenses consist primarily of a credit toward future use of shared assets at the manufacturing facility in Ogden.

Derivatives consist of interest rate cap and embedded derivatives related to the Company’s Nordic Bonds. See Note 25 “Interest-bearing loans and borrowings” for further details on the Nordic Bonds.